Risks Arising from Financial Instruments - Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net foreign exchange results [line items]
Net foreign exchange	$ (180)	$ 19	$ 304
Cash flow hedges [member]
Net foreign exchange results [line items]
Net foreign exchange			(12)
Economic Hedges [Member]
Net foreign exchange results [line items]
Net foreign exchange	6	(210)	(49)
Other Results - Not Hedged [Member]
Net foreign exchange results [line items]
Net foreign exchange	$ (186)	$ 230	$ (242)